Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	$ (1,781)	$ 1,466
Total realized loss on derivative financial instruments	(1,115)	12,558
Ineffective portion of derivative financial instruments accounted for as hedges	33	27
Loss (gain) on derivative financial instruments	636	(1,918)
Gain (loss) on derivative instruments	(479)	10,640
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	(1,153)	(2,667)
Total realized loss on derivative financial instruments	42	12,670
Loss (gain) on derivative financial instruments not accounted for as hedges	(1,111)	10,003
Not Designated as Hedging Instrument | Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Total realized loss on derivative financial instruments	0	(144)
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	77	(79)
Total realized loss on derivative financial instruments	(73)	553
Not Designated as Hedging Instrument | Foreign exchange forward
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	(1,230)	297
Total realized loss on derivative financial instruments	115	12,261
Not Designated as Hedging Instrument | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	0	(2,885)
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Ineffective portion of derivative financial instruments accounted for as hedges	$ 632	$ 637